Equity - Summary of Capital Stock (Details) - MXN ($) $ in Millions	Nov. 07, 2022	Nov. 03, 2022	May 05, 2022	May 03, 2022	Nov. 05, 2021	Nov. 03, 2021	May 06, 2021	May 04, 2021	Nov. 05, 2020	Nov. 03, 2020	Aug. 20, 2020	May 05, 2020	Dec. 31, 2022	Apr. 08, 2022	Mar. 28, 2022	Dec. 31, 2021	Mar. 24, 2021	Mar. 19, 2021	Dec. 31, 2020	Mar. 20, 2020	Mar. 17, 2020
Disclosure of classes of share capital [line items]
Units (in shares)													3,578,226,270			3,578,226,270
Series "B" (in shares)													9,246,420,270			9,246,420,270
Series "D" (in shares)													8,644,711,080			8,644,711,080
Series "D-B" (in shares)													4,322,355,540			4,322,355,540
Series "D-L" (in shares)													4,322,355,540			4,322,355,540
Total shares (in shares)													17,891,131,350			17,891,131,350
Statutory reserve													$ 596			$ 596
Total CUFIN balance amount													$ 294,037
“B” Units
Disclosure of classes of share capital [line items]
Units (in shares)													1,417,048,500			1,417,048,500
Series "B" (in shares)													7,085,242,500			7,085,242,500
Total shares (in shares)													7,085,242,500			7,085,242,500
“BD” Units
Disclosure of classes of share capital [line items]
Units (in shares)													2,161,177,770			2,161,177,770
Series "B" (in shares)													2,161,177,770			2,161,177,770
Series "D" (in shares)													8,644,711,080			8,644,711,080
Series "D-B" (in shares)													4,322,355,540			4,322,355,540
Series "D-L" (in shares)													4,322,355,540			4,322,355,540
Total shares (in shares)													10,805,888,850			10,805,888,850
Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid													$ 11,358	$ 11,358		$ 7,687	$ 7,687		$ 10,360	$ 10,360
Percentage of dividend paid	50.00%		50.00%		50.00%		50.00%				50.00%
Maximum reserve for share purchase	$ 17,000				$ 17,000				$ 17,000
Ordinary shares | Non-controlling interest
Disclosure of classes of share capital [line items]
Dividend approved to be paid		$ 6,021				$ 5,588				$ 5,389
Coca-Cola FEMSA | Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid													$ 11,407		$ 11,407	$ 10,588		$ 10,588	$ 10,210		$ 10,210
Percentage of dividend paid		50.00%		50.00%		50.00%		50.00%	50.00%	50.00%		50.00%